Expense Example, No Redemption - Allspring Municipal Fixed Income Funds - C	Jun. 30, 2026 USD ($)
California Tax-Free Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 153
Expense Example, No Redemption, 3 Years	491
Expense Example, No Redemption, 5 Years	853
Expense Example, No Redemption, 10 Years	1,872
High Yield Municipal Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	532
Expense Example, No Redemption, 5 Years	930
Expense Example, No Redemption, 10 Years	2,046
Intermediate Tax/AMT-Free Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	144
Expense Example, No Redemption, 3 Years	478
Expense Example, No Redemption, 5 Years	836
Expense Example, No Redemption, 10 Years	1,844
Municipal Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	808
Expense Example, No Redemption, 10 Years	1,768
Short-Term Municipal Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	140
Expense Example, No Redemption, 3 Years	462
Expense Example, No Redemption, 5 Years	807
Expense Example, No Redemption, 10 Years	1,780
Strategic Municipal Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	156
Expense Example, No Redemption, 3 Years	483
Expense Example, No Redemption, 5 Years	834
Expense Example, No Redemption, 10 Years	$ 1,824